BANK PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
BANK PREMISES AND EQUIPMENT

NOTE G - BANK PREMISES AND EQUIPMENT

Following is a summary of Bank premises and equipment at December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Dollars in thousands
Land, buildings and leasehold improvements	$7,423	$7,403
Computer Equipment	1,086	951
Furniture and equipment	1,280	1,205
Work in progress	788	—
Total	10,577	9,559
Less accumulated depreciation	(4,189)	(3,849)
Total	$6,388	$5,710

Depreciation and amortization amounting to $361,000 and $385,000 for the years ended December 31, 2016 and 2015, respectively, is included in occupancy and equipment expense.